City Holding Company (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
City Holding Company (Parent Company Only) Financial Information [Abstract]
Condensed Balance Sheets

	December 31
(in thousands)	2012	2011

Assets
Cash	14,349	2,621
Securities available-for-sale	4,186	3,852
Investment in subsidiaries	332,156	319,940
Deferred tax asset	3,247	3,785
Fixed assets	11	12
Other assets	2,180	2,939
Total Assets	356,129	333,149

Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	5,192	5,177
Accrued interest payable	24	31
Other liabilities	1,144	312
Total Liabilities	22,855	22,015

Shareholders’ Equity	333,274	311,134
Total Liabilities and Shareholders’ Equity	356,129	333,149

Condensed Statements Of Comprehensive Income

	Year Ended December 31
(in thousands)	2012	2011	2010

Income
Dividends from subsidiaries	41,422	44,600	17,200
Investment securities gains	1,134	-	-
Other income	65	92	156
	42,621	44,692	17,356
Expenses
Interest expense	661	639	641
Investment securities losses	-	918	3,643
Other expenses	533	613	594
	1,194	2,170	4,878
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,427	42,522	12,478
Income tax benefit	2	(704)	(2,066)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,425	43,226	14,544
Equity in undistributed net income (excess dividends) of subsidiaries	(2,480)	(2,548)	24,416
Net Income	38,945	40,678	38,960

Total Comprehensive Income	41,430	39,268	39,017

Condensed Statements Of Cash Flows

	Year Ended December 31
(in thousands)	2012	2011	2010
Operating Activities
Net income	38,945	40,678	38,960
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities losses	(1,134)	918	3,643
Amortization and accretion	19	19	19
Deferred income tax benefit	-	(363)	(1,501)
Stock based compensation	224	-	-
Depreciation	1	1	1
Change in other assets	740	1,522	(1,305)
Change in other liabilities	1,136	(965)	827
Excess dividends of subsidiaries (equity in undistributed net income)	2,480	2,548	(24,416)
Net Cash Provided by Operating Activities	42,411	44,358	16,228

Investing Activities
Purchases of available for sale securities	(403)	(29)	(248)
Proceeds from sales of available for sale securities	2,473	-	-
Investment in subsidiaries	-	-	4,201
Acquisition of Virginia Savings Bank, Inc.	(4,672)	-	-
Net Cash (Used in) Provided by Investing Activities	(2,602)	(29)	3,953

Financing Activities
Dividends paid	(20,710)	(20,628)	(21,350)
Purchases of treasury stock	(7,915)	(23,791)	(12,902)
Exercise of stock options	544	462	236
Net Cash Used in Financing Activities	(28,081)	(43,957)	(34,016)
Increase (decrease) in Cash and Cash Equivalents	11,728	372	(13,835)
Cash and cash equivalents at beginning of year	2,621	2,249	16,084
Cash and Cash Equivalents at End of Year	14,349	2,621	2,249